SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (6,357)	$ (6,017)
Other comprehensive income (loss) before reclassifications	(2,669)	(282)
Amounts reclassified from accumulated other comprehensive income (loss)	2,179	(58)
Net current-period other comprehensive income (loss)	(490)	(340)
Ending balance	(6,847)	(6,357)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(6,365)	(6,017)
Other comprehensive income (loss) before reclassifications	153	(348)
Amounts reclassified from accumulated other comprehensive income (loss)	0	0
Net current-period other comprehensive income (loss)	153	(348)
Ending balance	(6,212)	(6,365)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	8	0
Other comprehensive income (loss) before reclassifications	(2,822)	66
Amounts reclassified from accumulated other comprehensive income (loss)	2,179	(58)
Net current-period other comprehensive income (loss)	(643)	8
Ending balance	$ (635)	$ 8